Label	Element	Value
RiverNorth Enhanced Pre-Merger SPAC ETF | First American Treasury Obligations Fund [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.40%
RiverNorth Enhanced Pre-Merger SPAC ETF | Four Leaf Acquisition Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.40%
RiverNorth Enhanced Pre-Merger SPAC ETF | Trailblazer Merger Corp. I [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.30%
RiverNorth Enhanced Pre-Merger SPAC ETF | Quetta Acquisition Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.20%
RiverNorth Enhanced Pre-Merger SPAC ETF | Spark I Acquisition Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.20%
RiverNorth Enhanced Pre-Merger SPAC ETF | Newbury Street Acquisition Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.20%
RiverNorth Enhanced Pre-Merger SPAC ETF | Black Hawk Acquisition Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.10%
RiverNorth Enhanced Pre-Merger SPAC ETF | Legato Merger Corp. III [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.10%
RiverNorth Enhanced Pre-Merger SPAC ETF | Ares Acquisition Corp. II [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.00%
RiverNorth Enhanced Pre-Merger SPAC ETF | Graf Global Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.00%
RiverNorth Enhanced Pre-Merger SPAC ETF | Diversified [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	94.90%
RiverNorth Enhanced Pre-Merger SPAC ETF | Consumer, Cyclical [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.10%
RiverNorth Enhanced Pre-Merger SPAC ETF | Consumer, Non-cyclical [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.00%
RiverNorth Enhanced Pre-Merger SPAC ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	5.00%